Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Outstanding Debt Balances
Outstanding debt balances were as follows:

	December 31,
	2014	2013
Notes payable – current
Uncommitted lines of credit	$24,750	$43,062
Other	825	729
	$25,575	$43,791
Long-term debt
Credit facility	$240,000	$239,000
Senior notes	225,000	225,000
Industrial development revenue bonds	11,900	11,900
Other	2,894	4,342
	$479,794	$480,242

Schedule of Maturities of Long-term Debt	Maturities of long-term debt as of December 31, 2014 are as follows:

Maturities of Long-Term Debt
2015	$—
2016	176,091
2017	13,230
2018	50,364
Thereafter	240,109
$479,794